Property, plant and equipment (Schedule of Cost of Investment Property, Plant and Equipment) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 16,737,595	$ 16,971,000
Balance at end of year	15,950,352	16,737,595
Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,291,000	1,217,000
Balance at end of year	1,316,000	1,291,000
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	4,056,000	3,625,000
Balance at end of year	4,227,000	4,056,000
Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	9,879,000	7,187,000
Balance at end of year	9,255,000	9,879,000
Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	76,000	78,000
Balance at end of year	75,000	76,000
Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	64,000	64,000
Balance at end of year	63,000	64,000
Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,371,000	4,800,000
Balance at end of year	1,015,000	1,371,000
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	37,028,000	36,562,000
Additions	951,000	1,271,000
Reclassifications	0
Translation adjustments	(266,000)	(805,000)
Balance at end of year	37,713,000	37,028,000
Cost [Member] | Land [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,291,000	1,217,000
Additions	20,000	89,000
Reclassifications	0
Translation adjustments	5,000	(15,000)
Balance at end of year	1,316,000	1,291,000
Cost [Member] | Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	5,138,000	4,680,000
Additions	323,000	591,000
Reclassifications	94,000
Translation adjustments	(115,000)	(133,000)
Balance at end of year	5,440,000	5,138,000
Cost [Member] | Machinery and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	28,926,000	28,957,000
Additions	525,000	532,000
Reclassifications	334,000
Translation adjustments	(148,000)	(563,000)
Balance at end of year	29,637,000	28,926,000
Cost [Member] | Transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	161,000	159,000
Additions	0	2,000
Reclassifications	0
Translation adjustments	0	0
Balance at end of year	161,000	161,000
Cost [Member] | Furniture, mixtures and computer equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	141,000	139,000
Additions	0	4,000
Reclassifications	0
Translation adjustments	3,000	(2,000)
Balance at end of year	144,000	141,000
Cost [Member] | Constructions and machinery in-progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,371,000	1,410,000
Additions	83,000	53,000
Reclassifications	(428,000)
Translation adjustments	(11,000)	(92,000)
Balance at end of year	$ 1,015,000	$ 1,371,000